                                                                       March 10, 2004

VIA EDGAR LINK
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

         Re:      American Skandia Advisor PlanSM NY
                  (File no. 33-44436)
                  ASAP2
                  (File no. 33-87010)
                  American Skandia Advisor PlanSM III
                  (File no. 333-96577)
                  American Skandia Apex
                  (File no. 333-49478)
                  American Skandia XTra CreditSM
                  (File no. 33-62793)
                  American Skandia XTra CreditSM FOUR
                  (File no. 333-50954)
                  American Skandia LifeVest(R)
                  (File no. 33-62933)
                  American Skandia Protector
                  (File no. 333-26685)
                  Advisors Choice(R)2000
                  (File no. 333-08853)
                  American Skandia Impact
                  (File no. 33-86866)
                  American Skandia LifeVest(R)II
                  (File no. 333-71672)
                  American Skandia APEXSM II
                  (File no. 333-71654)
                  American Skandia XTra CreditSM SIX
                  (File no. 333-71834)
         ________________________________________

Dear Commissioners:

         On behalf of American Skandia Life Assurance Company and the American Skandia Variable Annuity Accounts ("the Accounts")
listed below, we hereby submit pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940 (the "Act"), that the Account's annual report for the period ending December 31, 2003 has been transmitted to contract owners in accordance with Rule 30e-2(a) under the Act.

         In addition to information transmitted herewith, we incorporate by reference the following annual reports with respect to the following specific portfolios:

  ------------------------------------------- -------------------------------------
  American Skandia Trust                      INVESCO VIF
  AST Alliance Growth and Income              INVESCO VIF Dynamics
  AST American Century Income & Growth        INVESCO VIF Financial Services
  AST INVESCO Captial Income                  INVESCO VIF Health Sciences
  AST DeAM Large-Cap Value                    INVESCO VIF Technology
  AST Sanford Bernstein Core Value            INVESCO VIF Telecommunications
  AST MFS Growth with Income
  AST Sanford Bernstein Managed Index 500     First Trust
  AST Alliance/Bernstein Growth + Value       First Trust(R)10 Uncommon Values
  AST DeAM Large-Cap Growth
  AST Goldman Sachs Concentrated Growth       Rydex Series Trust2,
  AST Marsico Capital Growth                  Nova Portfolio
  AST MFS Growth                              Ursa Portfolio
  AST Alliance Growth                         OTC Portfolio
  AST Neuberger Berman Mid-Cap Growth
  AST Goldman Sachs Mid-Cap Growth            ProFunds VP
  AST Neuberger Berman Mid-Cap Value          ProFund VP Asia 30
  AST DeAM Small-Cap Value                    ProFund VP Banks
  AST Gabelli Small-Cap Value                 ProFund VP Basic Materials
  AST PBHG Small-Cap Growth                   ProFunds VP Bear
  AST DeAm Small-Cap Growth                   ProFunds VP Biotechnology
  AST Federated Aggressive Growth             ProFunds VP Bull
  AST Strong International Equity             ProFunds VP UltraBull1
  AST William Blair International Growth      ProFund VP Consumer Cyclical
  AST American Century International Growth   ProFund VP Consumer  Non-Cyclical
  AST DeAM International Equity               ProFunds VP Energy
  AST MFS Global Equity                       ProFunds VP Europe 30
  AST Alger All-Cap Growth                    ProFunds VP Financial
  AST Cohen  & Steers Realty                   ProFunds VP Health Care
  AST Gabelli All-Cap Value                   ProFund VP Industrial
  AST T. Rowe Price Natural Resources         ProFund VP Internet
  AST DeAM Global Allocation                  ProFund VP Japan
  AST American Century Strategic Balanced     ProFund VP Mid-Cap Growth
  AST T. Rowe Price Asset Allocation          ProFund VP Mid-Cap Value
  AST DeAM Bond                               ProFunds VP OTC
  AST Federated High Yield                    ProFund VP Pharmaceuticals
  AST Lord Abbett Bond-Debenture              ProFund VP Precious Metals
  AST PIMCO Limited Maturity Bond             ProFunds VP Real Estate
  AST PIMCO Total Return Bond                 ProFund VPRising Rates Opportunity
  AST T. Rowe Price Global Bond               ProFund VP Semiconductor
  AST Money Market                            ProFund VP Short OTC
  [AST Goldman Sachs Small-Cap Value]3        ProFund VP Small-Cap Growth
                                              ProFund VP Small-Cap Value
  The Prudential Series Fund                  ProFunds VP Technology
  SP Jennison International Growth            ProFunds VP Telecommunications
                                              ProFund VP U.S. Government Plus
  Wells Fargo Variable Trust                  ProFund VP UltraMid-Cap
  Equity Value2, 3                            ProFunds VP UltraOTC
    Equity Income                             ProFunds VP UltraSmall-Cap
    Evergreen VA                              ProFunds VP Utilities
  Evergreen VA International Equity5
  Evergreen VA Omega                          Gartmore GVIT4
  Evergreen VA Special Equity                 Developing Markets5
  ------------------------------------------- -------------------------------------
1 Pre 5/1/03 Profund VP Bull Plus  2  Not offered in the APEX, APEX II, ASL II, XT4, XT6, ASAP III . 3  Not offered in the ASAP III product. 4Pre 6/20/03 Montgomery Emerging Markets.  5Pre 12/5/03 Evergreen VA Global Leaders

Filer/Entity:              American Skandia Trust
Registration No.:          811-05186
CIK No.:                   0000814679
Accession No.:             0001193125-04-038139
Date of Filing:            03/10/04

Filer/Entity:              Prudential Series Fund
Registration No.:          811-03623
CIK No.:                   0000711175
Accession No.:             0001193125-04-037239
Date of Filing:            03/09/04

Filer/Entity:              Wells Fargo Variable Trust
Registration No.:          811-09255
CIK No.:                   0001081402
Accession No.:             0000935069-04-000431
Date of Filing:            03/10/04

Filer/Entity:              Evergreen VA
Registration No.:          811-08716
CIK No.:                   0000928754
Accession No.:             0000936772-04-000056
Date of Filing:            02/25/04

Filer/Entity:              INVESCO  (Financial Services, Technology, and Health Sciences)
Registration No.:          811-08038
CIK No.:                   0000912744
Accession No.:             0001193125-04-029199
Date of Filing:            02/25/04

Filer/Entity:              INVESCO  (Telecommunications and Dynamics)
Registration No.:          811-08038
CIK No.:                   0000912744
Accession No.:             0001193125-04-029892
Date of Filing:            02/26/04

Filer/Entity:              First Defined Portfolio Fund, LLC
Registration No.:          811-09235
CIK No.:                   0001076487
Accession No.:             0000935069-04-000386
Date of Filing:            03/08/04

Filer/Entity:              Rydex Series Trust
Registration No.:          811-08821
CIK No.:                   0001064046
Accession No.:             0001064046-04-000002
Date of Filing:            02/25/2004

Filer/Entity:              ProFund VP
Registration No.:          811-08239
CIK No.:                   0001039803
Accession No.:             0001193125-04-036324
Date of Filing:            03/08/04

Filer/Entity:              Gartmore Variable Insurance Trust
Registration No.:          811-03213
CIK No.:                   0000353905
Accession No.:
Date of Filing:

If you have any questions regarding this filing, please contact me at (203) 925-7176.

                                                              Sincerely,

                                                              /s/Robin Wagner
                                                              Robin Wagner
                                                              Vice President, Corporate Counsel

                                                                       March 10, 2004

VIA EDGAR LINK
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

         Re:      Stagecoach Variable Annuity Plus
                  (File no. 33-59993)
                  Stagecoach Extra Credit Variable Annuity
                  (File no. 33-62793)
                  Stagecoach Variable Annuity Flex
                  (File no. 33-62933)
                  Stagecoach Apex
                  (File no. 333-68714)
         __________________________________

Dear Commissioners:

         On behalf of American Skandia Life Assurance Company and the American Skandia Variable Annuity Accounts ("the Accounts")
listed below, we hereby submit pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940 (the "Act"), that the Account's annual report for the period ending December 31, 2003 has been transmitted to contract owners in accordance with Rule 30e-2(a) under the Act.

         In addition to information transmitted herewith, we incorporate by reference the following annual reports with respect to the following specific portfolios:

  ------------------------------------------- ------------------------------
  American Skandia                            Wells Faro Variable Trust
  Trust                                       WFVT Total Return Bond1
  AST PIMCO Total Return Bond                 WFVT Asset Allocation
  AST PIMCO Limited Maturity Bond             WFVT Growth
  AST Goldman Sachs Concentrated Growth       WFVT Money Market
  AST DeAm Small Cap Growth                   WFVT Equity Value
  AST PBHG Small-Cap Growth                   WFVT Small Cap Growth
  AST American Century International Growth   WFVT Equity Income
  AST INVESCO Equity Income
  AST Neuberger  Berman Mid Cap Growth        WFVT Large Company Growth
  AST Neuberger  Berman Mid Cap Value         WFVT International Equity
  AST Gabelli Small-Cap Value
  AST American Century Income  & Growth        INVESCO VIP
  AST Marsico Capital Growth                  INVESCO VIF Technology
  AST MFS Growth                              INVESCO VIF Health Sciences
  AST Cohen  & Steers Realty
  AST Goldman Sachs Small-Cap Value           Gartmore GVIT2
  AST Goldman Sachs Mid-Cap Growth            Developing Markets2
  AST Alger All-Cap Growth
  AST William Blair International Growth

  ------------------------------------------- ------------------------------
1Pre 5/1/03 WFVT Corporate Bond   2Pre 6/20/03 Montgomery Emerging Markets
Filer/Entity:              American Skandia Trust
Registration No.:          811-05186
CIK No.:                   0000814679
Accession No.:             0001193125-04-038139
Date of Filing:            03/10/04

Filer/Entity:              Wells Fargo Variable Trust
Registration No.:          811-09255
CIK No.:                   0001081402
Accession No.:             0000935069-04-000431
Date of Filing:            03/10/04

Filer/Entity:              INVESCO  (Financial Services, Technology, and Health Sciences)
Registration No.:          811-08038
CIK No.:                   0000912744
Accession No.:             0001193125-04-029199
Date of Filing:            02/25/04

Filer/Entity:              Gartmore Variable Insurance Trust
Registration No.:          811-03213
CIK No.:                   0000353905
Accession No.:
Date of Filing:

If you have any questions regarding this filing, please contact me at (203) 925-7176.

                                                              Sincerely,

                                                              /s/Robin Wagner
                                                              Robin Wagner
                                                              Vice President, Corporate Counsel

                                                                       March 10, 2004

VIA EDGAR LINK
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

         Re:      Stagecoach Advisor PlanSM III
                  (File no. 333-96577)
                  Stagecoach APEXSM II
                  (File no. 333-71654)
                  Stagecoach XTra CreditSM SIX
                  (File no. 333-71834)
         ________________________________________

Dear Commissioners:

         On behalf of American Skandia Life Assurance Company and the American Skandia Variable Annuity Accounts ("the Accounts")
listed below, we hereby submit pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940 (the "Act"), that the Account's annual report for the period ending December 31, 2003 has been transmitted to contract owners in accordance with Rule 30e-2(a) under the Act.

         In addition to information transmitted herewith, we incorporate by reference the following annual reports with respect to the following specific portfolios:

  ------------------------------------------- -------------------------------------
  American Skandia Trust                      INVESCO VIF
  AST Alliance Growth and Income              INVESCO VIF Dynamics
  AST American Century Income  & Growth        INVESCO VIF Financial Services
  AST INVESCO Captial Income                  INVESCO VIF Health Sciences
  AST DeAM Large-Cap Value                    INVESCO VIF Technology
  AST Sanford Bernstein Core Value            INVESCO VIF Telecommunications
  AST MFS Growth with Income
  AST Sanford Bernstein Managed Index 500     First Defined
  AST Alliance/Bernstein Growth + Value       First Trust(R)10 Uncommon Values
  AST DeAM Large-Cap Growth
  AST Goldman Sachs Concentrated Growth       ProFunds VP
  AST Marsico Capital Growth                  ProFund VP Asia 30
  AST MFS Growth                              ProFund VP Banks
  AST Alliance Growth                         ProFund VP Basic Materials
  AST Neuberger Berman Mid-Cap Growth         ProFunds VP Bear
  AST Goldman Sachs Mid-Cap Growth            ProFunds VP Biotechnology
  AST Neuberger Berman Mid-Cap Value          ProFunds VP Bull
  AST DeAM Small-Cap Value                    ProFunds VP UltraBull1
  AST Gabelli Small-Cap Value                 ProFund VP Consumer Cyclical
  AST PBHG Small-Cap Growth                   ProFund VP Consumer  Non-Cyclical
  AST DeAm Small-Cap Growth                   ProFunds VP Energy
  AST Federated Aggressive Growth             ProFunds VP Europe 30
  AST Strong International Equity             ProFunds VP Financial
  AST William Blair International Growth      ProFunds VP Health Care
  AST American Century International Growth   ProFund VP Industrial
  AST DeAM International Equity               ProFund VP Internet
  AST MFS Global Equity                       ProFund VP Japan
  AST Alger All-Cap Growth                    ProFund VP Mid-Cap Growth
  AST Cohen  & Steers Realty                   ProFund VP Mid-Cap Value
  AST Gabelli All-Cap Value                   ProFunds VP OTC
  AST T. Rowe Price Natural Resources         ProFund VP Pharmaceuticals
  AST DeAM Global Allocation                  ProFund VP Precious Metals
  AST American Century Strategic Balanced     ProFunds VP Real Estate
  AST T. Rowe Price Asset Allocation          ProFund VPRising Rates Opportunity
  AST DeAM Bond                               ProFund VP Semiconductor
  AST Federated High Yield                    ProFund VP Short OTC
  AST Lord Abbett Bond-Debenture              ProFund VP Small-Cap Growth
  AST PIMCO Limited Maturity Bond             ProFund VP Small-Cap Value
  AST PIMCO Total Return Bond                 ProFunds VP Technology
  AST T. Rowe Price Global Bond               ProFunds VP Telecommunications
  AST Money Market                            ProFund VP U.S. Government Plus
                                              ProFund VP UltraMid-Cap
  The Prudential Series Fund                  ProFunds VP UltraOTC
  SP Jennison International Growth            ProFunds VP UltraSmall-Cap
                                              ProFunds VP Utilities
    Evergreen VA
  Evergreen VA International Equity3          Gartmore GVIT2
  Evergreen VA Omega                          Developing Markets5
  Evergreen VA Special Equity

  Wells Faro Variable Trust
  WFVT Total Return Bond4
  WFVT Asset Allocation
  WFVT Growth
  WFVT Equity Value
  WFVT Small Cap Growth
  WFVT Equity Income
  WFVT Large Company Growth
  WFVT International Equity

  ------------------------------------------- -------------------------------------

1 Pre 5/1/03 Profund VP Bull Plus.  2Pre 6/20/03 Montgomery Emerging Markets.  3Pre 12/5/03 Evergreen VA Global Leaders.  4Pre 5/1/03
WFVT Corporate Bond

Filer/Entity:              American Skandia Trust
Registration No.:          811-05186
CIK No.:                   0000814679
Accession No.:             0001193125-04-038139
Date of Filing:            03/10/04

Filer/Entity:              Prudential Series Fund
Registration No.:          811-03623
CIK No.:                   0000711175
Accession No.:             0001193125-04-037239
Date of Filing:            03/09/04

Filer/Entity:              Wells Fargo Variable Trust
Registration No.:          811-09255
CIK No.:                   0001081402
Accession No.:             0000935069-04-000431
Date of Filing:            03/10/04

Filer/Entity:              Evergreen VA
Registration No.:          811-08716
CIK No.:                   0000928754
Accession No.:             0000936772-04-000056
Date of Filing:            02/25/04

Filer/Entity:              INVESCO  (Financial Services, Technology, and Health Sciences)
Registration No.:          811-08038
CIK No.:                   0000912744
Accession No.:             0001193125-04-029199
Date of Filing:            02/25/04

Filer/Entity:              INVESCO  (Telecommunications and Dynamics)
Registration No.:          811-08038
CIK No.:                   0000912744
Accession No.:             0001193125-04-029892
Date of Filing:            02/26/04

Filer/Entity:              First Defined Portfolio Fund, LLC
Registration No.:          811-09235
CIK No.:                   0001076487
Accession No.:             0000935069-04-000386
Date of Filing:            03/08/04

Filer/Entity:              ProFund VP
Registration No.:          811-08239
CIK No.:                   0001039803
Accession No.:             0001193125-04-036324
Date of Filing:            03/08/04

Filer/Entity:              Gartmore Variable Insurance Trust
Registration No.:          811-03213
CIK No.:                   0000353905
Accession No.:
Date of Filing:

If you have any questions regarding this filing, please contact me at (203) 925-7176.

                                                              Sincerely,

                                                              /s/Robin Wagner
                                                              Robin Wagner
                                                              Vice President, Corporate Counsel

                                                                       March 10, 2004

VIA EDGAR LINK
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

         Re:      American Skandia Advisor PlanSM NY
                  (File no. 33-44436)
                  ASAP2
                  (File no. 33-87010)
                  American Skandia Advisor PlanSM III
                  (File no. 333-96577)
                  American Skandia Apex
                  (File no. 333-49478)
                  American Skandia XTra CreditSM
                  (File no. 33-62793)
                  American Skandia XTra CreditSM FOUR
                  (File no. 333-50954)
                  American Skandia LifeVest(R)
                  (File no. 33-62933)
                  American Skandia Protector
                  (File no. 333-26685)
                  Advisors Choice(R)2000
                  (File no. 333-08853)
                  American Skandia Impact
                  American Skandia LifeVest(R)II
                  (File no. 333-71672)
                  American Skandia APEXSM II
                  (File no. 333-71654)
                  American Skandia XTra CreditSM SIX
                  (File no. 333-71834)
         ________________________________________

Dear Commissioners:

         On behalf of American Skandia Life Assurance Company and the American Skandia Variable Annuity Accounts ("the Accounts")
listed below, we hereby submit pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940 (the "Act"), that the Account's annual report for the period ending December 31, 2003 has been transmitted to contract owners in accordance with Rule 30e-2(a) under the Act.

         In addition to information transmitted herewith, we incorporate by reference the following annual reports with respect to the following specific portfolios:

  ------------------------------------------- -------------------------------------
  American Skandia Trust                      INVESCO VIF
  AST Alliance Growth and Income              INVESCO VIF Dynamics
  AST American Century Income  & Growth        INVESCO VIF Financial Services
  AST INVESCO Captial Income                  INVESCO VIF Health Sciences
  AST DeAM Large-Cap Value                    INVESCO VIF Technology
  AST Sanford Bernstein Core Value            INVESCO VIF Telecommunications
  AST MFS Growth with Income
  AST Sanford Bernstein Managed Index 500     First Trust
  AST Alliance/Bernstein Growth + Value       First Trust(R)10 Uncommon Values
  AST DeAM Large-Cap Growth
  AST Goldman Sachs Concentrated Growth       Rydex Series Trust2,
  AST Marsico Capital Growth                  Nova Portfolio
  AST MFS Growth                              Ursa Portfolio
  AST Alliance Growth                         OTC Portfolio
  AST Neuberger Berman Mid-Cap Growth
  AST Goldman Sachs Mid-Cap Growth            ProFunds VP
  AST Neuberger Berman Mid-Cap Value          ProFund VP Asia 30
  AST DeAM Small-Cap Value                    ProFund VP Banks
  AST Gabelli Small-Cap Value                 ProFund VP Basic Materials
  AST PBHG Small-Cap Growth                   ProFunds VP Bear
  AST DeAm Small-Cap Growth                   ProFunds VP Biotechnology
  AST Federated Aggressive Growth             ProFunds VP Bull
  AST Strong International Equity             ProFunds VP UltraBull1
  AST William Blair International Growth      ProFund VP Consumer Cyclical
  AST American Century International Growth   ProFund VP Consumer  Non-Cyclical
  AST DeAM International Equity               ProFunds VP Energy
  AST MFS Global Equity                       ProFunds VP Europe 30
  AST Alger All-Cap Growth                    ProFunds VP Financial
  AST Cohen  & Steers Realty                   ProFunds VP Health Care
  AST Gabelli All-Cap Value                   ProFund VP Industrial
  AST T. Rowe Price Natural Resources         ProFund VP Internet
  AST DeAM Global Allocation                  ProFund VP Japan
  AST American Century Strategic Balanced     ProFund VP Mid-Cap Growth
  AST T. Rowe Price Asset Allocation          ProFund VP Mid-Cap Value
  AST DeAM Bond                               ProFunds VP OTC
  AST Federated High Yield                    ProFund VP Pharmaceuticals
  AST Lord Abbett Bond-Debenture              ProFund VP Precious Metals
  AST PIMCO Limited Maturity Bond             ProFunds VP Real Estate
  AST PIMCO Total Return Bond                 ProFund VPRising Rates Opportunity
  AST T. Rowe Price Global Bond               ProFund VP Semiconductor
  AST Money Market                            ProFund VP Short OTC
  [AST Goldman Sachs Small-Cap Value]3        ProFund VP Small-Cap Growth
                                              ProFund VP Small-Cap Value
  The Prudential Series Fund                  ProFunds VP Technology
  SP Jennison International Growth            ProFunds VP Telecommunications
                                              ProFund VP U.S. Government Plus
  Wells Fargo Variable Trust                  ProFund VP UltraMid-Cap
  Equity Value2, 3                            ProFunds VP UltraOTC
    Equity Income                             ProFunds VP UltraSmall-Cap
    Evergreen VA                              ProFunds VP Utilities
  Evergreen VA International Equity5
  Evergreen VA Omega                          Gartmore GVIT4
  Evergreen VA Special Equity                 Developing Markets5
  ------------------------------------------- -------------------------------------
1 Pre 5/1/03 Profund VP Bull Plus  2  Not offered in the APEX, APEX II, ASL II, XT4, XT6, ASAP III . 3  Not offered in the ASAP III product. 4Pre 6/20/03 Montgomery Emerging Markets.  5Pre 12/5/03 Evergreen VA Global Leaders

Filer/Entity:              American Skandia Trust
Registration No.:          811-05186
CIK No.:                   0000814679
Accession No.:             0001193125-04-038139
Date of Filing:            03/10/04

Filer/Entity:              Prudential Series Fund
Registration No.:          811-03623
CIK No.:                   0000711175
Accession No.:             0001193125-04-037239
Date of Filing:            03/09/04

Filer/Entity:              Wells Fargo Variable Trust
Registration No.:          811-09255
CIK No.:                   0001081402
Accession No.:             0000935069-04-000431
Date of Filing:            03/10/04

Filer/Entity:              Evergreen VA
Registration No.:          811-08716
CIK No.:                   0000928754
Accession No.:             0000936772-04-000056
Date of Filing:            02/25/04

Filer/Entity:              INVESCO  (Financial Services, Technology, and Health Sciences)
Registration No.:          811-08038
CIK No.:                   0000912744
Accession No.:             0001193125-04-029199
Date of Filing:            02/25/04

Filer/Entity:              INVESCO  (Telecommunications and Dynamics)
Registration No.:          811-08038
CIK No.:                   0000912744
Accession No.:             0001193125-04-029892
Date of Filing:            02/26/04

Filer/Entity:              First Defined Portfolio Fund, LLC
Registration No.:          811-09235
CIK No.:                   0001076487
Accession No.:             0000935069-04-000386
Date of Filing:            03/08/04

Filer/Entity:              Rydex Series Trust
Registration No.:          811-08821
CIK No.:                   0001064046
Accession No.:             0001064046-04-000002
Date of Filing:            02/25/2004

Filer/Entity:              ProFund VP
Registration No.:          811-08239
CIK No.:                   0001039803
Accession No.:             0001193125-04-036324
Date of Filing:            03/08/04

Filer/Entity:              Gartmore Variable Insurance Trust
Registration No.:          811-03213
CIK No.:                   0000353905
Accession No.:
Date of Filing:

If you have any questions regarding this filing, please contact me at (203) 925-7176.

                                                              Sincerely,

                                                              /s/Robin Wagner
                                                              Robin Wagner
                                                              Vice President, Corporate Counsel

                                                                       March 10, 2004

VIA EDGAR LINK
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

         Re:      American Skandia Advisor PlanSM II Premier
                  (File no. 33-87010)
                  American Skandia XTra CreditSM Premier
                  (File no. 33-62793)
                  American Skandia XTra CreditSM FOUR Premier
                  (File no. 333-50954)
                  American Skandia LifeVest(R)Premier
                  (File no. 33-62933)
         ________________________________________

Dear Commissioners:

         On behalf of American Skandia Life Assurance Company and the American Skandia Variable Annuity Accounts ("the Accounts"), we
hereby submit pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940 (the "Act"), that the Account's annual report for the period ending December 31, 2003 has been transmitted to contract owners in accordance with Rule 30e-2(a) under the Act.

         In addition to information transmitted herewith, we incorporate by reference the following annual reports with respect to the following specific portfolios:

  ------------------------------------------- ------------------------------------- ------------------------------------
  American Skandia Trust                      INVESCO VIF                           Evergreen VA Trust
  AST Alliance Growth and Income              INVESCO VIF Dynamics                  Evergreen VA7
  AST American Century Income  & Growth        INVESCO VIF Financial Services        Evergreen VA Equity Index
  AST INVESCO Captial Income                  INVESCO VIF Health Sciences           Evergreen VA Growth and Income8
  AST DeAM Large-Cap Value                    INVESCO VIF Technology                Evergreen VA International
  AST Sanford Bernstein Core Value            INVESCO VIF Telecommunications        Equity5,6
  AST MFS Growth with Income                                                        Evergreen VA Foundation
  AST Sanford Bernstein Managed Index 500     First Trust                           Evergreen VA Omega
  AST Alliance/Bernstein Growth + Value       First Trust(R)10 Uncommon Values
  AST DeAM Large-Cap Growth
  AST Goldman Sachs Concentrated Growth       Rydex Series Trust2,
  AST Marsico Capital Growth                  Nova Portfolio
  AST MFS Growth                              Ursa Portfolio
  AST Alliance Growth                         OTC Portfolio
  AST Neuberger Berman Mid-Cap Growth
  AST Goldman Sachs Mid-Cap Growth            ProFunds VP
  AST Neuberger Berman Mid-Cap Value          ProFund VP Asia 30
  AST DeAM Small-Cap Value                    ProFund VP Banks
  AST Gabelli Small-Cap Value                 ProFund VP Basic Materials
  AST PBHG Small-Cap Growth                   ProFunds VP Bear
  AST DeAm Small-Cap Growth                   ProFunds VP Biotechnology
  AST Federated Aggressive Growth             ProFunds VP Bull
  AST Strong International Equity             ProFunds VP UltraBull1
  AST William Blair International Growth      ProFund VP Consumer Cyclical
  AST American Century International Growth   ProFund VP Consumer  Non-Cyclical
  AST DeAM International Equity               ProFunds VP Energy
  AST MFS Global Equity                       ProFunds VP Europe 30
  AST Alger All-Cap Growth                    ProFunds VP Financial
  AST Cohen  & Steers Realty                   ProFunds VP Health Care
  AST Gabelli All-Cap Value                   ProFund VP Industrial
  AST T. Rowe Price Natural Resources         ProFund VP Internet
  AST DeAM Global Allocation                  ProFund VP Japan
  AST American Century Strategic Balanced     ProFund VP Mid-Cap Growth
  AST T. Rowe Price Asset Allocation          ProFund VP Mid-Cap Value
  AST DeAM Bond                               ProFunds VP OTC
  AST Federated High Yield                    ProFund VP Pharmaceuticals
  AST Lord Abbett Bond-Debenture              ProFund VP Precious Metals
  AST PIMCO Limited Maturity Bond             ProFunds VP Real Estate
  AST PIMCO Total Return Bond                 ProFund VPRising Rates Opportunity
  AST T. Rowe Price Global Bond               ProFund VP Semiconductor
  AST Money Market                            ProFund VP Short OTC
  [AST Goldman Sachs Small-Cap Value]3        ProFund VP Small-Cap Growth
                                              ProFund VP Small-Cap Value
  The Prudential Series Fund                  ProFunds VP Technology
  SP Jennison International Growth            ProFunds VP Telecommunications
                                              ProFund VP U.S. Government Plus
  Wells Fargo Variable Trust                  ProFund VP UltraMid-Cap
  Equity Value2, 3                            ProFunds VP UltraOTC
    Equity Income                             ProFunds VP UltraSmall-Cap
                                              ProFunds VP Utilities

                                              Gartmore GVIT4
                                              Developing Markets5
  ------------------------------------------- ------------------------------------- ------------------------------------
1 Pre 5/1/03 Profund VP Bull Plus  2  Not offered in the APEX, APEX II, ASL II, XT4, XT6, ASAP III . 3  Not offered in the ASAP III product. 4Pre 6/20/03 Montgomery Emerging Markets.  5Pre 12/5/03 Evergreen VA Global Leaders
6 Pre 6/13/03 Evergreen VA International Growth  7 Pre 12/5/03 Evergreen VA Blue Chip  8 Pre 12/5/03 Evergreen VA Capital Growth

Filer/Entity:              American Skandia Trust
Registration No.:          811-05186
CIK No.:                   0000814679
Accession No.:             0001193125-04-038139
Date of Filing:            03/10/04

Filer/Entity:              Prudential Series Fund
Registration No.:          811-03623
CIK No.:                   0000711175
Accession No.:             0001193125-04-037239
Date of Filing:            03/09/04

Filer/Entity:              Wells Fargo Variable Trust
Registration No.:          811-09255
CIK No.:                   0001081402
Accession No.:             0000935069-04-000431
Date of Filing:            03/10/04

Filer/Entity:              Evergreen VA
Registration No.:          811-08716
CIK No.:                   0000928754
Accession No.:             0000936772-04-000056
Date of Filing:            02/25/04

Filer/Entity:              INVESCO  (Financial Services, Technology, and Health Sciences)
Registration No.:          811-08038
CIK No.:                   0000912744
Accession No.:             0001193125-04-029199
Date of Filing:            02/25/04

Filer/Entity:              INVESCO  (Telecommunications and Dynamics)
Registration No.:          811-08038
CIK No.:                   0000912744
Accession No.:             0001193125-04-029892
Date of Filing:            02/26/04

Filer/Entity:              First Defined Portfolio Fund, LLC
Registration No.:          811-09235
CIK No.:                   0001076487
Accession No.:             0000935069-04-000386
Date of Filing:            03/08/04

Filer/Entity:              Rydex Series Trust
Registration No.:          811-08821
CIK No.:                   0001064046
Accession No.:             0001064046-04-000002
Date of Filing:            02/25/2004

Filer/Entity:              ProFund VP
Registration No.:          811-08239
CIK No.:                   0001039803
Accession No.:             0001193125-04-036324
Date of Filing:            03/08/04

Filer/Entity:              Gartmore Variable Insurance Trust
Registration No.:          811-03213
CIK No.:                   0000353905
Accession No.:
Date of Filing:

If you have any questions regarding this filing, please contact me at (203) 925-7176.

                                                              Sincerely,

                                                              /s/Robin Wagner
                                                              Robin Wagner
                                                              Vice President, Corporate Counsel

                                                                       March 10, 2004

VIA EDGAR LINK
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

         Re:      Evergreen Skandia Harvester Variable Annuity
                  (File no. 33-87010)
                  Evergreen Skandia Harvester XTra Credit
                  (File no. 33-62793)
         ________________________________________

Dear Commissioners:

         On behalf of American Skandia Life Assurance Company and the American Skandia Variable Annuity Accounts ("the Accounts")
listed below, we hereby submit pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940 (the "Act"), that the Account's annual report for the period ending December 31, 2003 has been transmitted to contract owners in accordance with Rule 30e-2(a) under the Act.

         In addition to information transmitted herewith, we incorporate by reference the following annual reports with respect to the following specific portfolios:

  ------------------------------------------ -------------------------------
  American Skandia Trust                     Evergreen VA Trust
  AST Strong International Equity            Evergreen VA Foundation
  AST Goldman Sachs Concentrated Growth      Evergreen VA Omega
  AST Money Market                           Evergreen VA International
  AST MFS Growth                             Equity4
  AST MFS Growth with Income                 Evergreen VA Special Equity
  AST Federated High Yield                   Evergreen VA Growth and
                                             Income3
  INVESCO VIF                                Evergreen VA Strategic Income
  INVESCO VIF Dynamics                       Evergreen VA Equity Index
  INVESCO VIF Technology                     Evergreen VA Special Values1
                                             Evergreen VA2

                                             Davis Variable Account Fund
                                             Davis Value Portfolio
  ------------------------------------------

  ------------------------------------------ -------------------------------
1 Pre 7/11/03 Evergreen Small Cap Value 2 Pre 12/5/03 Evergreen VA Blue Chip  3 Pre 12/5/03 Evergreen VA Capital Growth  4Pre 12/5/03
Evergreen VA Global Leaders

Filer/Entity:              American Skandia Trust
Registration No.:          811-05186
CIK No.:                   0000814679
Accession No.:             0001193125-04-038139
Date of Filing:            03/10/04

Filer/Entity:              Evergreen VA
Registration No.:          811-08716
CIK No.:                   0000928754
Accession No.:             0000936772-04-000056
Date of Filing:            02/25/04

Filer/Entity:              Davis Value Portfolio
Registration No.:          811-09293
CIK No.:                   0001084060
Accession No.:             0001084060-04-000005
Date of Filing:            02/26/04

Filer/Entity:              INVESCO  (Financial Services, Technology, and Health Sciences)
Registration No.:          811-08038
CIK No.:                   0000912744
Accession No.:             0001193125-04-029199
Date of Filing:            02/25/04

Filer/Entity:              INVESCO  (Telecommunications and Dynamics)
Registration No.:          811-08038
CIK No.:                   0000912744
Accession No.:             0001193125-04-029892
Date of Filing:            02/26/04

If you have any questions regarding this filing, please contact me at (203) 925-7176.

                                                              Sincerely,

                                                              /s/Robin Wagner
                                                              Robin Wagner
                                                              Vice President, Corporate Counsel

                                                                       March 10, 2004

VIA EDGAR LINK
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

         Re:      Galaxy Variable Annuity
                  (File no. 33-88362)
         ________________________________________

Dear Commissioners:

         On behalf of American Skandia Life Assurance Company and the American Skandia Variable Annuity Account ("the Account"), we
hereby submit pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940 (the "Act"), that the Account's annual report for the period ending December 31, 2003 has been transmitted to contract owners in accordance with Rule 30e-2(a) under the Act.

         In addition to information transmitted herewith, we incorporate by reference the following annual reports with respect to the following specific portfolios:

  ---------------------------------------------- ------------------------------------
  American Skandia Trust                         Liberty Variable Investment Trust
                                                 Liberty Equity5
  AST T. Rowe Price Global                       Columbia Real Estate Equity6
  Bond                                           Columbia High Yield7
  AST INVESCO Equity
  Income                                         Gartmore GVIT8
  AST Goldman Sachs Concentrated Growth          Developing Markets8
  AST PBHG Small-Cap Growth
  AST Neuberger Berman Mid-Cap Value
  AST Alger All-Cap Growth
  AST American Century International Growth

  SteinRoe Variable Investment Trust
  Liberty Small Company Growth1
  Liberty Asset Allocation2
  Liberty Federal Securities3
  Liberty Money Market4
  ---------------------------------------------- ------------------------------------

  ---------------------------------------------- ------------------------------------
   1 Pre 4/14/03 Galaxy VIP Small Company Growth,  2 Pre 4/7/03 Galaxy VIP Asset Allocation,  3Pre 4/7/03 Galaxy VIP Quality Plus
Bond,  4 Pre 4/7/03 Galaxy VIP Money Market  Portfolio,  5Pre 4/14/03 Galaxy VIP Equity Portfolio,  6Pre 4/14/03 Galaxy VIP Columbia
Real Estate Equity II,  7Pre 4/14/03 Galaxy VIP Columbia High Yield II,  8Pre 6/20/03 Montgomery Emerging Markets

Filer/Entity:              SteinRoe Variable Investment Trust
Registration No.:          811-05199
CIK No.:                   0000815425
Accession No.:             0001047469-04-006562
Date of Filing:            03/04/04

Filer/Entity:              Liberty Variable Investment Trust
Registration No.:          811-07556
CIK No.:                   0000898445
Accession No.:             0001047469-04-006586
Date of Filing:            03/04/04

Filer/Entity:              American Skandia Trust
Registration No.:          811-05186
CIK No.:                   0000814679
Accession No.:             0001193125-04-038139
Date of Filing:            03/10/04

Filer/Entity:              Gartmore Variable Insurance Trust
Registration No.:          811-03213
CIK No.:                   0000353905
Accession No.:
Date of Filing:

If you have any questions regarding this filing, please contact me at (203) 925-7176.

                                                              Sincerely,

                                                              /s/Robin Wagner
                                                              Robin Wagner
                                                              Vice President, Corporate Counsel

                                                                       March 10, 2004

VIA EDGAR LINK
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

         Re:      Defined Investments Annuity
                  (File no. 33-86866)
         ________________________________________

Dear Commissioners:

         On behalf of American Skandia Life Assurance Company and the American Skandia Variable Annuity Account ("the Account"), we
hereby submit pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940 (the "Act"), that the Account's annual report for the period ending December 31, 2003 has been transmitted to contract owners in accordance with Rule 30e-2(a) under the Act.

         In addition to information transmitted herewith, we incorporate by reference the following annual reports with respect to the following specific portfolios:

  ---------------------------------------------- ------------------------------------
  American Skandia Trust

  AST Money Market

  First Defined Portfolio Fund, LLC              First Trust(R)10 Uncommon Values
  Target Managed VIP                             First Trust(R)Energy
  The DowSM DART 10                              First Trust(R)Financial Services
  Global Target 15                               First Trust(R)Pharmaceutical
  S &P Target 24                                  First Trust(R)Technology
  Nasdaq Target 15

  ---------------------------------------------- ------------------------------------

Filer/Entity:              First Defined Portfolio Fund, LLC
Registration No.:          811-09235
CIK No.:                   0001076487
Accession No.:             0000935069-04-000386
Date of Filing:            03/08/04

Filer/Entity:              American Skandia Trust
Registration No.:          811-05186
CIK No.:                   0000814679
Accession No.:             0001193125-04-038139
Date of Filing:            03/10/04

If you have any questions regarding this filing, please contact me at (203) 925-7176.

                                                              Sincerely,

                                                              /s/Robin Wagner
                                                              Robin Wagner
                                                              Vice President, Corporate Counsel

                                                                       March 10, 2004

VIA EDGAR LINK
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

         Re:      American Skandia variable adjustable immediate annuity
                  (File no. 333-91629)
                  American Skandia variable adjustable immediate annuity with optional guarantee
                  (File no. 333-91633
                  American Skandia variable adjustable immediate annuity
                  (File no. 333-993775)

Dear Commissioners:

         On behalf of American Skandia Life Assurance Company and the American Skandia Variable Annuity Accounts ("the Accounts")
listed below, we hereby submit pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940 (the "Act"), that the Account's annual report for the period ending December 31, 2003 has been transmitted to contract owners in accordance with Rule 30e-2(a) under the Act.

         In addition to information transmitted herewith, we incorporate by reference the following annual reports with respect to the following specific portfolios:

  ------------------------------------------- -------------------------------------
  American Skandia Trust                      INVESCO VIF*
  AST Alliance Growth and Income              INVESCO VIF Dynamics
  AST American Century Income  & Growth        INVESCO VIF Financial Services
  AST INVESCO Captial Income                  INVESCO VIF Health Sciences
  AST DeAM Large-Cap Value                    INVESCO VIF Technology
  AST Sanford Bernstein Core Value            INVESCO VIF Telecommunications
  AST MFS Growth with Income
  AST Sanford Bernstein Managed Index 500     First Trust*
  AST Alliance/Bernstein Growth + Value       First Trust(R)10 Uncommon Values
  AST DeAM Large-Cap Growth
  AST Goldman Sachs Concentrated Growth       Rydex Series Trust2,*
  AST Marsico Capital Growth                  Nova Portfolio
  AST MFS Growth                              Ursa Portfolio
  AST Alliance Growth                         OTC Portfolio
  AST Neuberger Berman Mid-Cap Growth
  AST Goldman Sachs Mid-Cap Growth            ProFunds VP*
  AST Neuberger Berman Mid-Cap Value          ProFund VP Asia 30
  AST DeAM Small-Cap Value                    ProFund VP Banks
  AST Gabelli Small-Cap Value                 ProFund VP Basic Materials
  AST PBHG Small-Cap Growth                   ProFunds VP Bear
  AST DeAm Small-Cap Growth                   ProFunds VP Biotechnology
  AST Federated Aggressive Growth             ProFunds VP Bull
  AST Strong International Equity             ProFunds VP UltraBull1
  AST William Blair International Growth      ProFund VP Consumer Cyclical
  AST American Century International Growth   ProFund VP Consumer  Non-Cyclical
  AST DeAM International Equity               ProFunds VP Energy
  AST MFS Global Equity                       ProFunds VP Europe 30
  AST Alger All-Cap Growth                    ProFunds VP Financial
  AST Cohen  & Steers Realty*                  ProFunds VP Health Care
  AST Gabelli All-Cap Value                   ProFund VP Industrial
  AST T. Rowe Price Natural Resources*        ProFund VP Internet
  AST DeAM Global Allocation*                 ProFund VP Japan
  AST American Century Strategic Balanced     ProFund VP Mid-Cap Growth
  AST T. Rowe Price Asset Allocation*         ProFund VP Mid-Cap Value
  AST DeAM Bond                               ProFunds VP OTC
  AST Federated High Yield                    ProFund VP Pharmaceuticals
  AST Lord Abbett Bond-Debenture              ProFund VP Precious Metals
  AST PIMCO Limited Maturity Bond             ProFunds VP Real Estate
  AST PIMCO Total Return Bond                 ProFund VPRising Rates Opportunity
  AST T. Rowe Price Global Bond               ProFund VP Semiconductor
  AST Money Market                            ProFund VP Short OTC
  [AST Goldman Sachs Small-Cap Value]3        ProFund VP Small-Cap Growth
                                              ProFund VP Small-Cap Value
  The Prudential Series Fund                  ProFunds VP Technology
  SP Jennison International Growth            ProFunds VP Telecommunications
                                              ProFund VP U.S. Government Plus
  Wells Fargo Variable Trust                  ProFund VP UltraMid-Cap
  Equity Value2, 3                            ProFunds VP UltraOTC
    Equity Income                             ProFunds VP UltraSmall-Cap
    Evergreen VA                              ProFunds VP Utilities
  Evergreen VA International Equity5
  Evergreen VA Omega                          Gartmore GVIT4*
  Evergreen VA Special Equity                 Developing Markets5
  ------------------------------------------- -------------------------------------
1 Pre 5/1/03 Profund VP Bull Plus  2  Not offered in the APEX, APEX II, ASL II, XT4, XT6, ASAP III . 3  Not offered in the ASAP III product. 4Pre 6/20/03 Montgomery Emerging Markets.  5Pre 12/5/03 Evergreen VA Global Leaders
*Excluded with the Optional Guarantee feature.

Filer/Entity:              American Skandia Trust
Registration No.:          811-05186
CIK No.:                   0000814679
Accession No.:             0001193125-04-038139
Date of Filing:            03/10/04

Filer/Entity:              Prudential Series Fund
Registration No.:          811-03623
CIK No.:                   0000711175
Accession No.:             0001193125-04-037239
Date of Filing:            03/09/04

Filer/Entity:              Wells Fargo Variable Trust
Registration No.:          811-09255
CIK No.:                   0001081402
Accession No.:             0000935069-04-000431
Date of Filing:            03/10/04

Filer/Entity:              Evergreen VA
Registration No.:          811-08716
CIK No.:                   0000928754
Accession No.:             0000936772-04-000056
Date of Filing:            02/25/04

Filer/Entity:              INVESCO  (Financial Services, Technology, and Health Sciences)
Registration No.:          811-08038
CIK No.:                   0000912744
Accession No.:             0001193125-04-029199
Date of Filing:            02/25/04

Filer/Entity:              INVESCO  (Telecommunications and Dynamics)
Registration No.:          811-08038
CIK No.:                   0000912744
Accession No.:             0001193125-04-029892
Date of Filing:            02/26/04

Filer/Entity:              First Defined Portfolio Fund, LLC
Registration No.:          811-09235
CIK No.:                   0001076487
Accession No.:             0000935069-04-000386
Date of Filing:            03/08/04

Filer/Entity:              Rydex Series Trust
Registration No.:          811-08821
CIK No.:                   0001064046
Accession No.:             0001064046-04-000002
Date of Filing:            02/25/2004

Filer/Entity:              ProFund VP
Registration No.:          811-08239
CIK No.:                   0001039803
Accession No.:             0001193125-04-036324
Date of Filing:            03/08/04

Filer/Entity:              Gartmore Variable Insurance Trust
Registration No.:          811-03213
CIK No.:                   0000353905
Accession No.:
Date of Filing:

If you have any questions regarding this filing, please contact me at (203) 925-7176.

                                                              Sincerely,

                                                              /s/Robin Wagner
                                                              Robin Wagner
                                                              Vice President, Corporate Counsel